CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	180,000,000	180,000,000	900,000,000	900,000,000	900,000,000
Common stock, shares issued	18,512,605	12,918,866			11,275,788
Common stock, shares outstanding	18,512,605	12,918,866			11,275,788